Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses And Other Current Assets [Text Block]
Note 6 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2015	2014
Prepaid insurance	$104,588	$125,106
Prepaid fees and rent	130,301	249,046
Deposits and advances	448,786	1,360,672
Prepaid royalties	120,833	130,903
	$804,508	$1,865,727

Deposits and advances consist primarily of payments to the Company’s raw materials suppliers, Angel centrifuge manufacturers, and professional services providers. Prepaid royalties consist of a cash payment and the fair value of the common stock and warrant issued for the release of the Worden security interest in patents (See Note 13 - Equity for additional details). The royalty is amortized to cost of sales over the life of the patent. For the years ended December 31, 2015 and 2014, royalty amortization expense was approximately $131,000 and $121,000 respectively.